Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE (Details) (Parenthetical) Pure in Thousands	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beneficial interests	100.00%